Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	$ 3,423,946,280	$ 3,595,078,979
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Assets	2,847,015,037	2,799,011,955
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Assets	465,498,008	658,747,694
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Assets	35,961,224	31,045,777
Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Assets	32,405,738	66,096,952
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Assets	40,639,592	38,276,794
Others [Member]
IfrsStatementLineItems [Line Items]
Assets	$ 2,426,681	$ 1,899,807